Equity-Accounted Investees - Summary of Financial Information of SunStream (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Current assets (including cash and cash equivalents: $0.2 million)	$ 728,175	$ 118,371
Current liabilities	(65,853)	(24,145)
Profit from operations	(230,182)	(239,944)	$ (271,629)
Other comprehensive income	7,607	$ 600	$ 6,866
Sundial Growers Inc [Member]
Disclosure of joint ventures [line items]
Current assets (including cash and cash equivalents: $0.2 million)	789
Non-current assets	407,860
Current liabilities	(1,596)
Non-current liabilities	0
Net assets (liabilities) (100%)	407,053
Revenue	36,203
Profit from operations	32,841
Other comprehensive income	9,878
Total comprehensive income	$ 42,747